Business Combinations (Details Textual) (USD $)	1 Months Ended	12 Months Ended					3 Months Ended
	May 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Objet Ltd [Member]	Dec. 31, 2011 Objet Ltd [Member]	Jun. 30, 2011 Solidscape, Inc [Member]	Dec. 31, 2012 Solidscape, Inc [Member]	May 03, 2011 Solidscape, Inc [Member]
Total purchase price		$ 1,341,000,000			$ 1,340,897,000			$ 39,099,000	$ 39,100,000
Stockholders' Equity, Reverse Stock Split		a one-for-8.691 reverse stock split ratio and accompanying reduction in Objet's authorized share capital from NIS 5,000,000 to NIS 600,000 and a corresponding reduction in the nominal value per share from NIS 0.0833 to NIS 0.01, each of which became effective at the effective time of the merger.			1 for 8.691
Percentage of Combined Ordinary Shares in Business Combinations		55.00%			45.00%
Stock-based Compensation	4,500,000	8,874,000	1,587,000	1,242,000
Business Acquisition Purchase Price Assumed Resulted In Recognition Of Backlog					6,300,000
Adjust expenses related to business combination (deal fees, inventory step-up, backlog, deferred revenues, stock based compensation accelerations		$ 7,600,000			$ 28,850,000	$ (50,644,000)	$ 615,000